NET INVESTMENT IN LEASE	6 Months Ended
Jun. 30, 2026
Finance Lease Abstract
NET INVESTMENT IN LEASE
10.	NET INVESTMENT IN LEASE

During the six months ended June 30, 2026 and 2025, Transocean recognized interest income on lease receivable of $5,990 and $16,201, respectively.

On May 15, 2026, the lessee exercised its option to purchase the underlying property. As a result, the finance lease was terminated and the related net investment in the lease was derecognized. The Company recognized a gain on the early derecognition of the net investment in the finance lease of $94,078.

$
Balance as of December 31, 2025	2,970,685
Interest income recognized during the period	5,990
Net investment in the lease received during the period	(23,775)
Carrying amount immediately prior to derecognition	(2,952,900)

Consideration received from sales of the underlying property	3,046,978
Less: Carrying amount of net investment in finance lease derecognized	(2,952,900)
Gain on derecognition of net investment in lease (unaudited)	94,078